Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Amount Computed Using the U. S Federal Income Tax Rate	The benefit for income taxes differed from the amount computed using the U. S federal income tax rate of 21% for December 31, 2023, as follows
2023
Income tax (benefit)	$(2,060,870)
Non-deductible	1,190,032
Change in valuation allowance	870,838
Income tax (benefit) per financial statements	$-

Schedule of Deferred Income Tax Assets	Deferred income tax assets as of December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Deferred Tax Assets:
Net operating losses	$5,292,725	$4,421,887
Less valuation allowance	(5,292,725)	(4,421,887)
Total deferred tax assets	$-	$-